Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE

In accordance with the SEC rules adopted pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding “compensation actually paid” (CAP) to our CEO and our other two NEOs and certain company performance measures for the fiscal years listed below. You should refer to our CD&A for a complete description of how executive compensation relates to company performance and how the Executive Compensation Committee makes its decisions.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compen-sation Table Total for CEO	Compensation Actually Paid to CEO (1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)(4)	Tredegar Corporation	S&P SmallCap 600 Index	Net Income (in millions)	Consolidated Adjusted EBITDA (in millions) (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	$2,478,590	$3,892,294	$1,235,270	$1,618,548	$56.01	$137.90	($64.6)	$65.0
2023	$1,902,939	$105,227	$869,974	$385,321	$39.45	$129.09	($105.9)	$33.5
2022	$3,362,131	$2,977,839	$1,172,140	$834,135	$71.95	$113.35	$29.0	$90.6
2021	$3,673,092	$839,896	$1,698,752	$1,170,165	$79.58	$137.26	$57.8	$98.4
2020	$5,031,163	$5,183,267	$2,098,857	$1,563,219	$108.64	$109.57	($75.4)	$116.1

(1) The 2022 amount in has been revised from the amount previously reported in last year’s “Pay Versus Performance Disclosure” in order to correct an administrative error.

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2024
	CEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$2,478,590	$1,235,270
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0
Amount added for current year service cost	$0	$0
Amount added for prior service cost impacting current year	$0	$0
Total Adjustments for Pension	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($574,500)	($263,967)
Year-end fair value of unvested awards granted in the current year	$1,652,306	$529,313
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$340,500	$121,779
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($4,602)	($3,847)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$1,413,704	$383,278

Compensation Actually Paid (as calculated)	$3,892,294	$1,618,548

(3) Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.

(4) Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2024: D. Andrew Edwards, Kevin Donnelly

2023: D. Andrew Edwards, Kevin Donnelly

2022: D. Andrew Edwards, Kevin Donnelly

2021: D. Andrew Edwards, Kevin Donnelly

2020: D. Andrew Edwards, Michael Schewel

(5) Consolidated Adjusted EBITDA from ongoing operations is a non-GAAP financial measure. Consolidated Adjusted EBITDA excludes unusual items and losses associated with plant shutdowns, asset impairments, restructurings, gains and losses from the sale of assets, investment write-downs and write-ups, gains and losses from non-manufacturing operations, stock option charges under ASC Topic 718, pension income or expense for the Pension Plan, discontinued operations and other items that may be recognized or accrued under GAAP.

Company Selected Measure Name	Consolidated Adjusted EBITDA
Named Executive Officers, Footnote

(4) Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:

2024: D. Andrew Edwards, Kevin Donnelly

2023: D. Andrew Edwards, Kevin Donnelly

2022: D. Andrew Edwards, Kevin Donnelly

2021: D. Andrew Edwards, Kevin Donnelly

2020: D. Andrew Edwards, Michael Schewel

PEO Total Compensation Amount	$ 2,478,590	$ 1,902,939	$ 3,362,131	$ 3,673,092	$ 5,031,163
PEO Actually Paid Compensation Amount	$ 3,892,294	105,227	2,977,839	839,896	5,183,267
Adjustment To PEO Compensation, Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2024
	CEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$2,478,590	$1,235,270
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0
Amount added for current year service cost	$0	$0
Amount added for prior service cost impacting current year	$0	$0
Total Adjustments for Pension	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($574,500)	($263,967)
Year-end fair value of unvested awards granted in the current year	$1,652,306	$529,313
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$340,500	$121,779
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($4,602)	($3,847)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$1,413,704	$383,278

Compensation Actually Paid (as calculated)	$3,892,294	$1,618,548

Non-PEO NEO Average Total Compensation Amount	$ 1,235,270	869,974	1,172,140	1,698,752	2,098,857
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,618,548	385,321	834,135	1,170,165	1,563,219
Adjustment to Non-PEO NEO Compensation Footnote

(2) Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2024
	CEO	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$2,478,590	$1,235,270
Adjustments for Pension
Adjustment for Summary Compensation Table Pension	$0	$0
Amount added for current year service cost	$0	$0
Amount added for prior service cost impacting current year	$0	$0
Total Adjustments for Pension	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($574,500)	($263,967)
Year-end fair value of unvested awards granted in the current year	$1,652,306	$529,313
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$340,500	$121,779
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($4,602)	($3,847)
Forfeitures during current year equal to prior year-end fair value	$0	$0
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$1,413,704	$383,278

Compensation Actually Paid (as calculated)	$3,892,294	$1,618,548

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Consolidated Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures

In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2024 to our performance were:

●	Consolidated Adjusted EBITDA;
●	Relative Total Shareholder Return (rTSR); and
●	Stock price.

Total Shareholder Return Amount	$ 56.01	39.45	71.95	79.58	108.64
Peer Group Total Shareholder Return Amount	137.9	129.09	113.35	137.26	109.57
Net Income (Loss)	$ (64,600,000)	$ (105,900,000)	$ 29,000,000	$ 57,800,000	$ (75,400,000)
Company Selected Measure Amount	65,000,000	33,500,000	90,600,000	98,400,000	116,100,000
Measure:: 1
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Non-GAAP Measure Description

(5) Consolidated Adjusted EBITDA from ongoing operations is a non-GAAP financial measure. Consolidated Adjusted EBITDA excludes unusual items and losses associated with plant shutdowns, asset impairments, restructurings, gains and losses from the sale of assets, investment write-downs and write-ups, gains and losses from non-manufacturing operations, stock option charges under ASC Topic 718, pension income or expense for the Pension Plan, discontinued operations and other items that may be recognized or accrued under GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (rTSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Stock price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,413,704
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(574,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,652,306
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	340,500
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,602)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,278
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(263,967)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,313
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,779
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,847)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0